Loans (Details Textuals) (USD $)	Jun. 30, 2011	Dec. 31, 2010	Jun. 30, 2010
Loans [Line Items]
Total retained loans	$ 684,916,000,000	$ 685,498,000,000	$ 695,210,000,000
Loans (Numeric) [Abstract]
Prime mortgage loans repurchased from Government National Mortgage Association pools, which are insured by U.S. government agencies	13,100,000,000	12,900,000,000
Mortgage loans that are insured by U.S. government agencies excluded from the percentage of 30 plus days past due to retained loans	10,100,000,000	10,300,000,000
Deferred loan costs	2,400,000,000	1,900,000,000
Non performing wholesale loans restructured	938,000,000		1,000,000,000
Modified loans repurchased from U.S.government agencies excluded from troubled debt restructurings	3,500,000,000	3,000,000,000
Student and other loans that are 30 or more days past due and still accruing which are insured by U.S. government agencies under the Federal Family Education Loan Program	968,000,000	1,100,000,000
Total other consumer [Member]
Loans [Line Items]
Total retained loans	78,707,000,000	80,490,000,000
Auto [Member]
Loans [Line Items]
Total retained loans	$ 46,796,000,000	$ 48,367,000,000